CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net loss	$ (32,218)	$ (4,407)	$ (62,842)	$ (25,317)	$ (9,743)	$ (17,870)	$ (6,270)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(18,302)	1,653	(6,544)	(32,051)	(43,574)	9,295	2,984
Net unrealized gain/(loss) on derivative instruments	1,579	(2,924)	(2,069)	11,020	13,859	(6,850)	15,302
Comprehensive (loss)/income	(48,941)	(5,678)	(71,455)	(46,348)	(39,458)	(15,425)	12,016
Comprehensive income attributable to non-controlling interest	(177)	(713)	(682)	(2,408)	(1,013)	(3,388)	(3,414)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	$ (49,118)	$ (6,391)	$ (72,137)	$ (48,756)	$ (40,471)	$ (18,813)	$ 8,602